UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

ATLAS SECURITIZATION DEPOSITOR LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ____________ to ______________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: ____________

Central Index Key Number of securitizer:___________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002034296

ATLX 2024-RPL2 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Bruce Kaiserman, President, (212) 317-4546

Name and telephone number, including area code, of the person to contact in connection with this filing

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Exhibits

99.1	AMC Diligence, LLC (“AMC”) and JCIII & Associates, LLC (“JCIII”) Narrative
99.2	AMC Loan Level Exception Report
99.3	AMC Exception Ratings Report
99.4	AMC Data Compare Report
99.5	JCIII Exception Report
99.6	JCIII Compliance Summary Report
99.7	JCIII Itemized Report
99.8	Opus Capital Markets Consultants, LLC (“Opus”) Narrative
99.9	Opus Exception Report
99.10	Opus Rating Agency Grades Report
99.11	Opus Data Compare Report
99.12	Residential RealEstate Review, Inc. (“RRR”) Narrative
99.13	RRR Cashflow Report
99.14	RRR Servicing History Report
99.15	RRR Title Review

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ATLAS SECURITIZATION DEPOSITOR LLC

By:	/s/ Bruce Kaiserman
Name: Bruce Kaiserman Title: President

Date:  October 18, 2024

EXHIBIT INDEX

Exhibit Number

99.1	AMC and JCIII Narrative
99.2	AMC Loan Level Exception Report
99.3	AMC Exception Ratings Report
99.4	AMC Data Compare Report
99.5	JCIII Exception Report
99.6	JCIII Compliance Summary Report
99.7	JCIII Itemized Report
99.8	Opus Narrative
99.9	Opus Exception Report
99.10	Opus Rating Agency Grades Report
99.11	Opus Data Compare Report
99.12	RRR Narrative
99.13	RRR Cashflow Report
99.14	RRR Servicing History Report
99.15	RRR Title Review